Offerings	Sep. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	EUR1,000,000,000 4.250% Senior Notes due 2033
Amount Registered | shares	1,160,000,000
Proposed Maximum Offering Price per Unit	987.56
Maximum Aggregate Offering Price	$ 1,145,569,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 158,203,161.76
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), based upon the euro/dollar rate of exchange of EUR1/$1.16 as of September 9, 2026, as reported by Bloomberg.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	EUR500,000,000 5.625% Senior Notes due 2036
Amount Registered | shares	580,000,000
Proposed Maximum Offering Price per Unit	983.27
Maximum Aggregate Offering Price	$ 570,296,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 78,757,960.46
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), based upon the euro/dollar rate of exchange of EUR1/$1.16 as of September 9, 2026, as reported by Bloomberg.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,000,000,000 5.500% Senior Notes due 2034
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	986.59
Maximum Aggregate Offering Price	$ 986,590,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 136,248,079.00
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,000,000,000 5.750% Senior Notes due 2037
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	985.20
Maximum Aggregate Offering Price	$ 985,200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 136,056,120.00
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	$1,200,000,000 5.250% Senior Notes due 2032
Amount Registered | shares	1,200,000,000
Proposed Maximum Offering Price per Unit	989.93
Maximum Aggregate Offering Price	$ 1,187,916,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 164,051,199.60
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act.